Changes in Components of Accumulated Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Accumulated Net Unrealized Investment Gain (Loss) USD ($)	Mar. 31, 2012 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2011 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2010 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2012 Accumulated Defined Benefit Plans Adjustment USD ($)	Mar. 31, 2012 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2011 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2010 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2012 Accumulated Translation Adjustment USD ($)	Mar. 31, 2012 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2011 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2010 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2012 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges USD ($)	Mar. 31, 2012 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)	Mar. 31, 2011 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)	Mar. 31, 2010 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)
Beginning Balance	$ (1,170)	¥ (96,180)	¥ (79,459)	¥ (92,384)	$ 140	¥ 11,503	¥ 7,495	¥ (5,615)	$ (135)	¥ (11,098)	¥ (9,092)	¥ (16,221)	$ (1,163)	¥ (95,574)	¥ (77,651)	¥ (71,791)	$ (12)	¥ (1,011)	¥ (211)	¥ 1,243
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million			(3,406)				(3,597)								191
Beginning Balance Restated			(82,865)				3,898				(9,092)				(77,460)				(211)
Net unrealized gains on investment in securities, net of tax of ¥(2,820) million or $(34) million in 2012, ¥(2,379) million in 2011 and ¥(6,610) million in 2010	84	6,963	3,292	11,357	84	6,963	3,292	11,357
Reclassification adjustment included in net income, net of tax of ¥1,463 million or $17 million in 2012, ¥(3,289) million in 2011, and ¥(1,206) million in 2010	(28)	(2,321)	4,313	1,753	(28)	(2,321)	4,313	1,753
Defined benefit pension plans, net of tax of ¥1,807 million or $22 million in 2012, ¥1,339 million in 2011, and ¥(4,567) million in 2010	(40)	(3,292)	(1,934)	6,601					(40)	(3,292)	(1,934)	6,601
Reclassification adjustment included in net income, net of tax of ¥(33) million or $0 million in 2012, ¥ 88 million in 2011, and ¥ (358) million in 2010	0	47	(72)	528					0	47	(72)	528
Foreign currency translation adjustments, net of tax of ¥(335) million or $(4) million 2012, ¥ 245 million in 2011, and ¥(4,487) million in 2010	(1)	(118)	(18,158)	(6,199)									(1)	(118)	(18,158)	(6,199)
Reclassification adjustment included in net income, net of tax of ¥ 0 million or $0 million in 2012, (31) million in 2011, and ¥ (235) million in 2010	0	0	44	339									0	0	44	339
Net unrealized gains (losses) on derivative instruments, net of tax of ¥450 million or $6 million in 2012, ¥488 million in 2011, and ¥743 million in 2010	(12)	(974)	(1,011)	(630)													(12)	(974)	(1,011)	(630)
Reclassification adjustment included in net income, net of tax of ¥198 million or $2 million in 2012, ¥(150) million in 2011, and ¥323 million in 2010	(2)	(181)	211	(824)													(2)	(181)	211	(824)
Change during year	1	124	(13,315)	12,925	56	4,642	7,605	13,110	(40)	(3,245)	(2,006)	7,129	(1)	(118)	(18,114)	(5,860)	(14)	(1,155)	(800)	(1,454)
Ending Balance	$ (1,169)	¥ (96,056)	¥ (96,180)	¥ (79,459)	$ 196	¥ 16,145	¥ 11,503	¥ 7,495	$ (175)	¥ (14,343)	¥ (11,098)	¥ (9,092)	$ (1,164)	¥ (95,692)	¥ (95,574)	¥ (77,651)	$ (26)	¥ (2,166)	¥ (1,011)	¥ (211)